INTEREST-BEARING LOANS AND BORROWINGS - Bonds (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
INTEREST-BEARING LOANS AND BORROWINGS
Long-term interest-bearing loans and borrowings	₫ 30,170,149	$ 1,264,147,700	₫ 41,624,960
Bonds
INTEREST-BEARING LOANS AND BORROWINGS
Long-term interest-bearing loans and borrowings	7,551,628	316,417,833	₫ 13,972,726
Bonds due in December 2024
INTEREST-BEARING LOANS AND BORROWINGS
Total issuance value	11,500,000
Long-term interest-bearing loans and borrowings	₫ 11,443,500	$ 479,500,000
Bonds due in December 2024 | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Interest rate for the first year (as a percent)	9.00%	9.00%
Marginal interest rate during the following years (as a percent)	3.80%
Bonds due in December 2024 | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Interest rate for the first year (as a percent)	9.25%	9.25%
Marginal interest rate during the following years (as a percent)	3.90%
Bonds due in May 2025
INTEREST-BEARING LOANS AND BORROWINGS
Total issuance value	₫ 2,000,000
Long-term interest-bearing loans and borrowings	₫ 1,985,700	$ 83,200,000
Interest rate for the first year (as a percent)	9.26%	9.26%
Marginal interest rate during the following years (as a percent)	3.90%
Bonds due in September 2025
INTEREST-BEARING LOANS AND BORROWINGS
Total issuance value	₫ 1,200,000
Disbursement received	620,000
Long-term interest-bearing loans and borrowings	₫ 614,100	$ 25,700,000
Interest rate for the first year (as a percent)	10.42%	10.42%
Marginal interest rate during the following years (as a percent)	5.00%
Bonds Due in January 2025 and March 2025
INTEREST-BEARING LOANS AND BORROWINGS
Total issuance value	₫ 5,000,000
Long-term interest-bearing loans and borrowings	₫ 4,951,800	$ 207,500,000
Bonds Due in January 2025 and March 2025 | Minimum | Director Member
INTEREST-BEARING LOANS AND BORROWINGS
Interest rate for the first year (as a percent)	14.40%	14.40%
Bonds Due in January 2025 and March 2025 | Maximum | Director Member
INTEREST-BEARING LOANS AND BORROWINGS
Interest rate for the first year (as a percent)	14.50%	14.50%